Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,905,799	$ 3,524,308
Short-term investments	3,174,724	4,140,880
Prepaid expenses and other current assets	30,957	15,970
Total Current Assets	7,111,480	7,681,158
LONG-TERM ASSETS:
Prepaid expenses and other assets - non-current	59,145	64,983
Intangible assets, net	241,215
Total Long-Term Assets	300,360	64,983
Total Assets	7,411,840	7,746,141
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,583,895	703,488
Deferred revenue - current portion	72,102	72,102
Total Current Liabilities	1,655,997	775,590
LONG TERM LIABILITIES:
Deferred revenue - long-term portion	721,578	793,680
Total Long Term Liabilities	721,578	793,680
Total Liabilities	2,377,575	1,569,270
Commitment and Contingencies (see Note 7)
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized: none designated as of December 31, 2024 and 2023
Common stock, $0.0001 par value, 100,000,000 shares authorized; 4,484,456 and 3,159,096 shares issued and 4,484,456 and 2,906,241 shares outstanding at December 31, 2024 and 2023, respectively	449	316
Additional paid-in capital	20,296,088	17,525,714
Treasury stock, at cost (0 and 252,855 shares on December 31, 2024 and 2023, respectively)		(471,121)
Accumulated other comprehensive income (loss)	2,419	(6,227)
Accumulated deficit	(15,264,691)	(10,871,811)
Total Stockholders’ Equity	5,034,265	6,176,871
Total Liabilities and Stockholders’ Equity	$ 7,411,840	$ 7,746,141